Commitments and Contingencies (Details)	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 30, 2023 USD ($)	Mar. 30, 2023 SGD ($)
Commitments and Contingencies
Operating lease expense	$ 235,069	$ 90,748
Future minimum payments for period greater than one year	0
April 2023 to March 2024	250,142
April 2024 to March 2025	14,370
Total	$ 264,512
LE FIRST SKILLAND PTE. LTD.,
Commitments and Contingencies
Ownership interest percentage in subsidiary			75.00%	75.00%
Capital contribution			$ 282,463	$ 375,000